Recent accounting pronouncements Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of equity [line items]
Deficit		$ (547,839)	$ (610,908)
Accumulated other comprehensive income (loss)		(146,153)	(94,294)
Deferred tax expense (income)		$ (38,392)	$ 20,170
IFRS 9 | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of fair value measurement of equity [line items]
Deficit	$ 46,000
Accumulated other comprehensive income (loss)	(46,000)
IFRS 9 | Long Term Investments | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of fair value measurement of equity [line items]
Deficit	35,000
Accumulated other comprehensive income (loss)	(35,000)
Deferred tax expense (income)	1,000
IFRS 9 | Convertible senior subordinated notes | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of fair value measurement of equity [line items]
Deficit	11,000
Accumulated other comprehensive income (loss)	$ (11,000)